THE ADVISORS' INNER CIRCLE FUND III
                           STATEMENT OF CERTIFICATION
                            PURSUANT TO RULE 497(J)

The Advisors' Inner Circle Fund III (the "Trust") hereby certifies that, to the best of its knowledge, the forms of Prospectus and Statement of Additional Information dated March 6, 2017 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 90 to the Trust's Registration Statement on Form N-1A (File Nos. 333-192858 and 811-22920), which was filed electronically on March 6, 2017 (Accession No. 0001135428-17-000186).


The Advisors' Inner Circle Fund III

By: /s/ Dianne M. Descoteaux
    ----------------------------------------
    Dianne M. Descoteaux

Title: Vice President and Secretary

Date: March 13, 2017